Financial Instruments - Summary of Disclosure in Tabular Form of Maturity Analysis of Derivative and Non Derivative Financial Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure in tabular form of maturity analysis of derivative and non derivative financial liabilities [Line Items]
Trade and other payables	£ 46.0	£ 33.3	£ 33.8	£ 31.0
Borrowings	120.0		107.0
Lease liabilities	122.1	130.6	143.2
Derivative financial instruments	32.4	22.6	30.8	90.5
Less than 1 year
Disclosure in tabular form of maturity analysis of derivative and non derivative financial liabilities [Line Items]
Trade and other payables	46.0	33.3	33.8	31.0
Borrowings	120.0		107.0
Lease liabilities	11.1	8.8	9.3
Derivative financial instruments	32.4	22.5	30.8	87.5
Between 2 and 5 years
Disclosure in tabular form of maturity analysis of derivative and non derivative financial liabilities [Line Items]
Lease liabilities	47.0	38.9	32.0
Derivative financial instruments		0.1		£ 3.0
Over five years
Disclosure in tabular form of maturity analysis of derivative and non derivative financial liabilities [Line Items]
Lease liabilities	£ 64.0	£ 82.9	£ 101.9